Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2018
Current Assets
Cash	$ 192,925	$ 149,832	$ 108,446
Accounts receivable	309,099	791,728	1,615,582
Inventory	471,846	118,558	533,106
Prepaid expenses and other current assets	4,500	4,547	194,587
Total Current Assets	978,370	1,064,665	2,451,721
Other Assets
Goodwill			2,410,335
Tradename			760,000
Customer list, net			515,285
Total other assets			3,685,620
Property and equipment, net	14,379	19,923	15,597
Total Assets	992,749	1,084,588	6,152,938
Current Liabilities:
Accounts payable	3,570,610	3,163,443	4,113,812
Accrued expenses and interest	2,807,580	1,906,478	2,046,149
Convertible notes payable - net of discounts and premiums	7,821,488	7,827,730	6,943,741
Note payable - seller	900,000	900,000	900,000
Convertible note payable - related party affiliate	34,000	34,000
Convertible note payable - related party officer	30,000	30,000	27,670
Notes payable - related parties, including current portion of long-term notes	253,116	202,645
Line of credit - bank	44,031	44,556	45,915
Notes and loans payable	354,745	284,949	125,000
Settlements payable	42,850	174,574	161,255
Derivative liabilities	128,628	128,628	258,296
Total Current Liabilities	15,987,048	14,697,003	14,621,838
Long-term Liabilities:
Convertible note payable - related party affiliate	688,444	688,444	688,444
Convertible note payable - related party officer	152,042	166,995
Notes payable - related party officer, net of current portion	382,500	427,500
Total Long-term Liabilities	1,222,986	1,282,939	688,444
Total Liabilities	17,210,034	15,979,942	15,310,282
Commitments and Contingencies
Stockholders' Deficit:
Preferred stock - $0.0001 par value, 5,000,000 shares authorized, Series A preferred stock - no par value, 250 shares designated, issued and outstanding
Common stock	442	326	77
Additional paid-in capital	12,049,787	11,850,771	10,473,871
Accumulated deficit	(28,267,514)	(26,746,451)	(19,631,292)
Total Stockholders' Deficit	(16,217,285)	(14,895,354)	(9,157,344)
Total Liabilities and Stockholders' Deficit	$ 992,749	$ 1,084,588	$ 6,152,938